NATURE OF BUSINESS AND GOING CONCERN (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash	$ 121,809	$ 57,435
Prepayment and other assets	0	0
TOTAL ASSETS	121,979	59,003
Accrued liabilities and other payable	205,619	170,740
TOTAL LIABILITIES	$ 487,714	434,873
Variable Interest Entities (VIE) [Member]
Cash		0	$ 0
Prepayment and other assets		0	0
Property and equipment, net		0	0
TOTAL ASSETS		0	0
Accrued liabilities and other payable		0	0
Due to VIE holding companies		0	0
Due to related parties		0	0
TOTAL LIABILITIES		$ 0	$ 0